NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED MARCH 18, 2016

TO THE SUMMARY PROSPECTUS DATED OCTOBER 30, 2015

Effective immediately, Douglas M. Baker, CFA, will be added as a portfolio manager of the fund. Mr. Baker is Senior Vice President and Portfolio Manager at Nuveen Asset Management, LLC. Timothy A. Palmer, Chris J. Neuharth, Wan-Chong Kung and Jeffrey J. Ebert will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CPBS-0316P